Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
In accordance with Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid (“CAP”) to our NEOs (calculated as provided in Item 402(v) of Regulation S-K) and company performance based on certain financial performance measures selected by the SEC and the Company. For further information concerning the CHC Committee’s compensation philosophy, including the pay for performance pillar of that philosophy and how the CHC Committee aligns executive compensation with the Company’s performance, see “Executive Compensation — Compensation Discussion and Analysis.”

					Value of initial fixed $100 investment based on:
Year(1)	Summary compensation table total for PEO ($)	Compensation actually paid to PEO ($)(2)	Average summary compensation table total for non-PEO named executive officers ($)	Average compensation actually paid to non-PEO named executive officers ($)(2)(4)	Total shareholder return ($)(3)	Peer group total shareholder return ($)(4)	Net Income ($ mil.)(5)	Adjusted EBITDA ($ mil.)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2026	21,766,355	(16,095,806)	6,500,866	(2,860,379)	50	150	185	2,672
2025	15,803,726	45,831,860	5,798,170	15,831,031	119	102	252	2,559
2024	15,661,281	31,636,300	6,119,176	11,069,154	82	116	(340)	2,361
2023	13,655,346	19,183,372	5,348,618	6,928,885	56	87	(1,374)	2,202
Trans	774,244	(6,991,872)	445,052	(2,150,363)	50	89	(229)	536
2021	26,377,162	23,074,107	10,881,003	8,995,352	69	96	(2,304)	2,049
(1)
In January 2022, the Company changed its fiscal year-end to March 31 from December 31. Fiscal 2024 and fiscal 2023 reflect the years ended March 31, 2024 and 2023; the transition period (“Trans”) reflects the three months from January 1, 2022 through March 31, 2022; and fiscal 2021 reflects the year ended December 31, 2021.

(2)
To calculate the CAP to Martin Schroeter, our PEO, and the average CAP to our non-PEO NEOs during fiscal 2026 (Harsh Chugh, Elly Keinan, Maryjo Charbonnier, Mark Ringes, David Wyshner, Edward Sebold and Vineet Khurana), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

	SCT Total ($)(a)	Deductions: Stock Award and Option Award ($)(b)	Additions: Value of Stock and Option Awards calculated in accordance with SEC methodology for determining CAP ($)(c)	CAP ($)
PEO	21,766,355	18,000,025	(19,862,136)	(16,095,806)
Non-PEO NEOs	6,500,866	4,631,481	(4,729,764)	(2,860,379)
(a)	Reflects the total dollar amount reported in the SCT for the PEO and the average dollar amount reported in the SCT for the non-PEO NEOs.
(b)
Pursuant to Item 402(v)(2)(iii)(C)(1), this deduction reflects the subtraction of the grant date fair values of equity awards granted in the fiscal year, as reported in the SCT. The following amounts reflect the total dollar amount reported in the “Stock Awards” column in the SCT for the PEO and the average dollar amount reported in the SCT for the non-PEO NEOs:

	Stock Awards ($)	Option Awards ($)	Total Deductions ($)
PEO	18,000,025	—	18,000,025
Non-PEO NEOs	4,631,481	—	4,631,481
(c)
Pursuant to Item 402(v)(2)(iii)(C), the equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the fiscal 2026 year-end fair value of any equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of fiscal 2026 (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years or periods that are outstanding and unvested as of the end of fiscal 2026; (iii) for awards that are granted and vest in same applicable fiscal year, if any, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years or periods that vested during fiscal 2026, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during fiscal 2026, if any, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in fiscal 2026 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year or period. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Fair Value of Current Year Equity Awards at Fiscal 2026 Year End ($)	Change in Value of Prior Years’ Awards Unvested at Fiscal 2026 Year End ($)	Vesting Date Fair Value of Current Year Equity Awards ($)	Change in Fair Value of Prior Years’ Awards that Vested during Fiscal 2026 ($)	Prior Year- End Fair Value of Prior Year Awards that Failed to Vest During Fiscal 2026 ($)	Dollar Value of Dividends Paid During Fiscal 2026 ($)	Equity Value Included in CAP ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)	Value = (i) + (ii) + (iii) + (iv) - (v) + (vi)
PEO	4,285,752	(27,663,997)	—	3,516,109	—	—	(19,862,136)
Non-PEO NEOs	1,172,098	(4,442,082)	—	791,129	(2,250,909)	—	(4,729,764)
(3)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends (if any) for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period is November 4, 2021, the date our stock commenced regular-way trading on the NYSE.

(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 400 IT Sector GICS Level 1 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Fiscal 2026 Form 10-K.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year or period.
(6)	Adjusted EBITDA is defined in “Executive Compensation — Compensation Discussion and Analysis — Elements of Compensation and Compensation Decisions — Annual Cash Bonus.”

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote
(2)
To calculate the CAP to Martin Schroeter, our PEO, and the average CAP to our non-PEO NEOs during fiscal 2026 (Harsh Chugh, Elly Keinan, Maryjo Charbonnier, Mark Ringes, David Wyshner, Edward Sebold and Vineet Khurana), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Peer Group Issuers, Footnote
(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: the S&P 400 IT Sector GICS Level 1 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, included in our Fiscal 2026 Form 10-K.

PEO Total Compensation Amount	$ 774,244	$ 21,766,355	$ 15,803,726	$ 15,661,281	$ 13,655,346	$ 26,377,162
PEO Actually Paid Compensation Amount	(6,991,872)	$ (16,095,806)	45,831,860	31,636,300	19,183,372	23,074,107
Adjustment To PEO Compensation, Footnote
(2)
To calculate the CAP to Martin Schroeter, our PEO, and the average CAP to our non-PEO NEOs during fiscal 2026 (Harsh Chugh, Elly Keinan, Maryjo Charbonnier, Mark Ringes, David Wyshner, Edward Sebold and Vineet Khurana), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

	SCT Total ($)(a)	Deductions: Stock Award and Option Award ($)(b)	Additions: Value of Stock and Option Awards calculated in accordance with SEC methodology for determining CAP ($)(c)	CAP ($)
PEO	21,766,355	18,000,025	(19,862,136)	(16,095,806)
Non-PEO NEOs	6,500,866	4,631,481	(4,729,764)	(2,860,379)
(a)	Reflects the total dollar amount reported in the SCT for the PEO and the average dollar amount reported in the SCT for the non-PEO NEOs.
(b)
Pursuant to Item 402(v)(2)(iii)(C)(1), this deduction reflects the subtraction of the grant date fair values of equity awards granted in the fiscal year, as reported in the SCT. The following amounts reflect the total dollar amount reported in the “Stock Awards” column in the SCT for the PEO and the average dollar amount reported in the SCT for the non-PEO NEOs:

	Stock Awards ($)	Option Awards ($)	Total Deductions ($)
PEO	18,000,025	—	18,000,025
Non-PEO NEOs	4,631,481	—	4,631,481
(c)
Pursuant to Item 402(v)(2)(iii)(C), the equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the fiscal 2026 year-end fair value of any equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of fiscal 2026 (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years or periods that are outstanding and unvested as of the end of fiscal 2026; (iii) for awards that are granted and vest in same applicable fiscal year, if any, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years or periods that vested during fiscal 2026, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during fiscal 2026, if any, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in fiscal 2026 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year or period. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Fair Value of Current Year Equity Awards at Fiscal 2026 Year End ($)	Change in Value of Prior Years’ Awards Unvested at Fiscal 2026 Year End ($)	Vesting Date Fair Value of Current Year Equity Awards ($)	Change in Fair Value of Prior Years’ Awards that Vested during Fiscal 2026 ($)	Prior Year- End Fair Value of Prior Year Awards that Failed to Vest During Fiscal 2026 ($)	Dollar Value of Dividends Paid During Fiscal 2026 ($)	Equity Value Included in CAP ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)	Value = (i) + (ii) + (iii) + (iv) - (v) + (vi)
PEO	4,285,752	(27,663,997)	—	3,516,109	—	—	(19,862,136)
Non-PEO NEOs	1,172,098	(4,442,082)	—	791,129	(2,250,909)	—	(4,729,764)

Non-PEO NEO Average Total Compensation Amount	445,052	$ 6,500,866	5,798,170	6,119,176	5,348,618	10,881,003
Non-PEO NEO Average Compensation Actually Paid Amount	(2,150,363)	$ (2,860,379)	15,831,031	11,069,154	6,928,885	8,995,352
Adjustment to Non-PEO NEO Compensation Footnote
(2)
To calculate the CAP to Martin Schroeter, our PEO, and the average CAP to our non-PEO NEOs during fiscal 2026 (Harsh Chugh, Elly Keinan, Maryjo Charbonnier, Mark Ringes, David Wyshner, Edward Sebold and Vineet Khurana), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

	SCT Total ($)(a)	Deductions: Stock Award and Option Award ($)(b)	Additions: Value of Stock and Option Awards calculated in accordance with SEC methodology for determining CAP ($)(c)	CAP ($)
PEO	21,766,355	18,000,025	(19,862,136)	(16,095,806)
Non-PEO NEOs	6,500,866	4,631,481	(4,729,764)	(2,860,379)
(a)	Reflects the total dollar amount reported in the SCT for the PEO and the average dollar amount reported in the SCT for the non-PEO NEOs.
(b)
Pursuant to Item 402(v)(2)(iii)(C)(1), this deduction reflects the subtraction of the grant date fair values of equity awards granted in the fiscal year, as reported in the SCT. The following amounts reflect the total dollar amount reported in the “Stock Awards” column in the SCT for the PEO and the average dollar amount reported in the SCT for the non-PEO NEOs:

	Stock Awards ($)	Option Awards ($)	Total Deductions ($)
PEO	18,000,025	—	18,000,025
Non-PEO NEOs	4,631,481	—	4,631,481
(c)
Pursuant to Item 402(v)(2)(iii)(C), the equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the fiscal 2026 year-end fair value of any equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of fiscal 2026 (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years or periods that are outstanding and unvested as of the end of fiscal 2026; (iii) for awards that are granted and vest in same applicable fiscal year, if any, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years or periods that vested during fiscal 2026, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during fiscal 2026, if any, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in fiscal 2026 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year or period. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Fair Value of Current Year Equity Awards at Fiscal 2026 Year End ($)	Change in Value of Prior Years’ Awards Unvested at Fiscal 2026 Year End ($)	Vesting Date Fair Value of Current Year Equity Awards ($)	Change in Fair Value of Prior Years’ Awards that Vested during Fiscal 2026 ($)	Prior Year- End Fair Value of Prior Year Awards that Failed to Vest During Fiscal 2026 ($)	Dollar Value of Dividends Paid During Fiscal 2026 ($)	Equity Value Included in CAP ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)	Value = (i) + (ii) + (iii) + (iv) - (v) + (vi)
PEO	4,285,752	(27,663,997)	—	3,516,109	—	—	(19,862,136)
Non-PEO NEOs	1,172,098	(4,442,082)	—	791,129	(2,250,909)	—	(4,729,764)

Compensation Actually Paid vs. Total Shareholder Return		CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income		CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure		CAP and Adjusted EBITDA
Total Shareholder Return Vs Peer Group		CAP and Cumulative TSR
Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation — Compensation Discussion and Analysis,” the Company’s executive compensation program is designed to be consistent with our compensation philosophy to pay for performance, align our executives’ interests with those of our stockholders and pay competitively. Most of the executive compensation opportunities for our NEOs are performance-based and are tied to the Company’s business results and individual performance. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on the goals of balancing risk while rewarding our NEOs for delivering financial, operating and strategic performance that aligns the Company’s business strategy and stockholder interests. The most important financial performance measures used by the Company to link CAP to the Company’s NEOs, for fiscal 2026, to the Company’s performance are as follows:
•	Adjusted EBITDA (as defined in “Executive Compensation — Compensation Discussion and Analysis — Elements of Compensation and Compensation Decisions — Annual Cash Bonus”)
•	Revenue
•	Adjusted Operating Cash Flow (as defined in “Executive Compensation — Compensation Discussion and Analysis — Elements of Compensation and Compensation Decisions — Long-Term Equity Incentives”)
•	Total Signings (as defined in “Executive Compensation — Compensation Discussion and Analysis — Elements of Compensation and Compensation Decisions — Long-Term Equity Incentives”)
•
Relative TSR (the Company’s TSR as compared to the companies in the S&P 400 Mid Cap Index, as described further in “Executive Compensation — Compensation Discussion and Analysis — Elements of Compensation and Compensation Decisions — Long-Term Equity Incentives”)

Total Shareholder Return Amount	50	$ 50	119	82	56	69
Peer Group Total Shareholder Return Amount	$ 89	$ 150	$ 102	$ 116	$ 87	$ 96
Company Selected Measure Amount	536,000,000	2,672,000,000	2,559,000,000	2,361,000,000	2,202,000,000	2,049,000,000
PEO Name	Martin Schroeter	Martin Schroeter	Martin Schroeter	Martin Schroeter	Martin Schroeter	Martin Schroeter
Additional 402(v) Disclosure
Due to our change in fiscal year-end, the Pay vs. Performance Table and preceding charts include a three-month transition period from January 1, 2022 through March 31, 2022. CAP and Company performance during the transition period is not comparable to Fiscal 2021 or Fiscal 2023 through 2026 because it represents a shorter time period.
The change in PEO and non-PEO CAP in each period reflected in the preceding charts is directionally correlated to our TSR and stock price because a significant majority of NEO compensation is granted in the form of equity compensation.

Equity Awards Adjustments, Footnote
(c)
Pursuant to Item 402(v)(2)(iii)(C), the equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the fiscal 2026 year-end fair value of any equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of fiscal 2026 (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years or periods that are outstanding and unvested as of the end of fiscal 2026; (iii) for awards that are granted and vest in same applicable fiscal year, if any, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years or periods that vested during fiscal 2026, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during fiscal 2026, if any, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in fiscal 2026 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year or period. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Fair Value of Current Year Equity Awards at Fiscal 2026 Year End ($)	Change in Value of Prior Years’ Awards Unvested at Fiscal 2026 Year End ($)	Vesting Date Fair Value of Current Year Equity Awards ($)	Change in Fair Value of Prior Years’ Awards that Vested during Fiscal 2026 ($)	Prior Year- End Fair Value of Prior Year Awards that Failed to Vest During Fiscal 2026 ($)	Dollar Value of Dividends Paid During Fiscal 2026 ($)	Equity Value Included in CAP ($)
	(i)	(ii)	(iii)	(iv)	(v)	(vi)	Value = (i) + (ii) + (iii) + (iv) - (v) + (vi)
PEO	4,285,752	(27,663,997)	—	3,516,109	—	—	(19,862,136)
Non-PEO NEOs	1,172,098	(4,442,082)	—	791,129	(2,250,909)	—	(4,729,764)

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (229,000,000)	$ 185,000,000	$ 252,000,000	$ (340,000,000)	$ (1,374,000,000)	$ (2,304,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description
(6)	Adjusted EBITDA is defined in “Executive Compensation — Compensation Discussion and Analysis — Elements of Compensation and Compensation Decisions — Annual Cash Bonus.”

Measure:: 2
Pay vs Performance Disclosure
Name		Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name		Total Signings
Measure:: 5
Pay vs Performance Disclosure
Name		Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (18,000,025)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(19,862,136)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,285,752
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(27,663,997)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,516,109
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,000,025)
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,631,481)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,729,764)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,172,098
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,442,082)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		791,129
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,250,909)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,631,481)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0